Trade Receivables (Huale Group Co.Limited)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Trade Receivables
3.	Trade Receivables
The Company does not provide any credit terms to its customers.
3.	Trade Receivables
The Company generally provides a credit term of 30 to 60 days to its customers upon delivery of goods.
Huale Group Co. Limited [Member]
Trade Receivables
3.	Trade Receivables
The Company does not provide any credit terms to its customers.